Minimum Rent Commitments Due in Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 417
2014	442
2015	214
2016	202
2017	67
Total minimum lease payments	$ 1,342